Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

3.  Cash and Cash Equivalents

Cash and cash equivalents include amounts on deposit in banks and cash invested temporarily in various highly liquid financial instruments with original maturities of three months or less when acquired.

Cash and cash equivalents consist of the following components:

	31 March
(Millions of US dollars)	2016	2015

Cash at bank and on hand	$94.5	$60.0
Short-term deposits	12.6	7.0

Total cash and cash equivalents	$107.1	$67.0